Consolidated Statements of Operations and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net sales
Products	$ 81,810	$ 37,546
Services	15,397	7,418
Revenue, Net	97,207	44,964
Cost of sales
Products	49,043	17,811
Services	10,790	4,199
Cost of Goods and Services Sold, Total	59,833	22,010
Gross profit	37,374	22,954
Operating expenses
Research and development, net	10,789	4,352
Selling, general and administrative	43,325	11,375
Operating Expenses, Total	54,114	15,727
Operating income (loss)	(16,740)	7,227
Other income	514	296
Income (loss) before income taxes	(16,226)	7,523
Income taxes (benefit)	(743)	3,001
Net income (loss)	(15,483)	4,522
Net income attributable to non-controlling interest	53	0
Net income (loss) attributable to Stratasys Ltd.	(15,536)	4,522
Net income (loss) per ordinary share attributable to Stratasys Ltd.
Basic (in dollars per shares)	$ (0.40)	$ 0.21
Diluted (in dollars per share)	$ (0.40)	$ 0.21
Weighted average ordinary shares outstanding
Basic (in shares)	38,494	21,266
Diluted (in shares)	38,494	21,802
Comprehensive Income
Net income (loss)	(15,483)	4,522
Other comprehensive income (loss):
Unrealized gain (loss) on securities, net of tax	0	0
Foreign currency translation adjustment	(368)	112
Other comprehensive income (loss), net of tax	(368)	112
Comprehensive income	(15,851)	4,634
Less: comprehensive income attributable to non-controlling interest	115	0
Comprehensive income attributable to Stratasys Ltd.	$ (15,966)	$ 4,634